Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Parenthetical) (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cruise
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ 10,180	$ (1,903)	$ 3,693
Land and Onboard
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ 12,961	$ (2,871)	$ 5,249